UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

Practus LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	March 31
Date of reporting period:	September 30, 2021
Item #1. Reports to Stockholders.

INDEX	Philotimo Focused Growth and Income Fund

SEMI-ANNUAL
REPORT

For the Period Ended September 30, 2021* (unaudited)

Philotimo Focused Growth and Income Fund*

* Commencement of Operations August 20, 2021

Important Disclosure Statement

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by Foreside Distributors, LLC.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of September 30, 2021 and are subject to change at any time.

SEMI-ANNUAL REPORT

Philotimo Focused Growth and Income Fund

Portfolio Compositionas of September 30, 2021 (unaudited)

Holdings by Sector/Asset Class	% of Net Assets
Corporate Bonds	1.99%
Common Stocks:
Speciality Retail	22.18%
Consumer Discretionary	10.83%
Internet & Direct Marketing	7.81%
Healthcare	4.76%
Energy	4.49%
Communication Services	4.49%
Financials	4.46%
Information Technology	3.85%
Industrials	3.62%
Consumer Staples	3.54%
Utilities	3.47%
Money Market Fund	27.45%
102.94%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Philotimo Focused Growth and Income Fund

Schedule of InvestmentsSeptember 30, 2021 (unaudited)

		Shares	Fair Value
1.99%	CORPORATE BONDS
	CitiGroup Global Markets Holdings, 3/19/2041	120,000	$120,000
	CitiGroup C Float Corp., 05/14/2041	380,000	360,525
	HSBC USD Inc. Medium Term Tranche Trust, 1/30/2030	145,000	145,218
	MS Float, 03/31/2035	95,000	94,050
			719,793

1.99%	TOTAL CORPORATE BONDS
	(Cost: $732,024)		719,793

73.50%	COMMON STOCKS

4.49%	COMMUNICATION SERVICES
	AT&T Inc.	60,000	1,620,600

10.83%	CONSUMER DISCRETIONARY
	Ainsworth Game Technology Limited*	1,000,000	896,520
	Caesars Entertainment, Inc.*	4,000	449,120
	Camping World Holdings, Inc. - Class A	54,500	2,118,415
	One Group Hospitality Inc. *	42,121	450,273
			3,914,328

3.54%	CONSUMER STAPLES
	Kellogg Co.	20,000	1,278,400

4.49%	ENERGY
	Chevron Corp.	16,000	1,623,200

4.46%	FINANCIALS
	EZCorp, Inc.*	212,934	1,611,910

4.76%	HEALTHCARE
	Pfizer, Inc.	40,000	1,720,400

Philotimo Focused Growth and Income Fund

Schedule of Investments - continuedSeptember 30, 2021 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

		Shares	Fair Value
3.62%	INDUSTRIALS
	Radiant Logistics, Inc.*	204,639	$1,307,643

3.85%	INFORMATION TECHNOLOGY
	International Busines Machines Corp.	10,000	1,389,300

7.81%	INTERNET & DIRECT MARKETING
	1847 Goedeker Inc.*	600,000	1,884,000
	CDON AB*	22,769	936,897
			2,820,897

22.18%	SPECIALITY RETAIL
	Build-A-Bear Workshop Inc.*	60,100	1,018,094
	Lazydays Holdings, Inc.*	92,000	1,963,280
	The Buckle, Inc.	40,000	1,583,600
	The Container Store Group, Inc.*	175,421	1,670,008
	The ODP Corp.*	29,500	1,184,720
	The Tile Shop Holdings, Inc.*	77,450	594,042
			8,013,744

3.47%	UTILITIES
	Genie Energy Ltd.*	191,673	1,251,625

73.50%	TOTAL COMMON STOCKS
	(Cost: $26,362,993)		26,552,047

27.45%	MONEY MARKET FUNDS
	Fifth Third Banksafe Trust .0046%**	9,916,428	9,916,428
	(Cost: $9,916,428)

102.94%	TOTAL INVESTMENTS
	(Cost: $37,011,445)		37,188,268
(2.94%)	Liabilities in excess of other assets		(1,060,598)
100.00%	NET ASSETS		$36,127,670

*Non-income producing

**Effective 7 day yield as of September 30, 2021

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Philotimo Focused Growth and Income Fund

Statement of Assets and LiabilitiesSeptember 30, 2021 (unaudited)

ASSETS
Investments at fair value (cost of $37,011,445) (Note 1)	$37,188,268
Dividends and interest receivable	5,491
Prepaid expenses	22,541
TOTAL ASSETS	37,216,300

LIABILITIES
Payable for investments purchased	1,050,585
Accrued investment management fees	32,976
Accrued administration, accounting and transfer agent fees	2,677
Other accrued expenses	2,392
TOTAL LIABILITIES	1,088,630
NET ASSETS	$36,127,670

Net Assets Consist of:
Paid-in-capital applicable to 3,605,752 no par value shares of beneficial interest outstanding, unlimited shares authorized	$35,514,945
Distributable earnings	612,725
Net Assets	$36,127,670

NET ASSET VALUE PER SHARE
Net Assets	$36,127,670
Shares Outstanding	3,605,752
Net Asset Value Per Share	$10.02

Philotimo Focused Growth and Income Fund

Statement of OperationsSeptember 30, 2021 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

INVESTMENT INCOME
Dividends	$38,250
Interest	9,216
Total investment income	47,466

EXPENSES
Investment management fees (Note 2)	35,204
Recordkeeping and administrative services (Note 2)	3,782
Accounting fees (Note 2)	2,594
Custody fees	462
Transfer agent fees (Note 2)	1,386
Audit fees	1,571
Filing and registration fees	1,136
Trustee fees	453
Compliance fees	550
Shareholder reports	923
Shareholder servicing (Note 2)	2,325
Insurance	318
Other	1,677
Total expenses	52,381
Net investment income (loss)	(4,915)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	440,817
Net increase (decrease) in unrealized appreciation (depreciation) of investments	176,823
Net realized and unrealized gain (loss) on investments	617,640
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$612,725

Philotimo Focused Growth and Income Fund

Statement of Changes in Net Assets

See Notes to Financial Statements

SEMI-ANNUAL REPORT

August 20, 2021* through September 30, 2021 (unaudited)
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$(4,915)
Net realized gain (loss) on investments	440,817
Net increase (decrease) in unrealized appreciation (depreciation) of investments	176,823
Increase (decrease) in net assets from operations	612,725

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	35,893,445
Shares redeemed	(378,500)
Increase (decrease) in net assets from capital stock transactions	35,514,945

NET ASSETS
Increase (decrease) during period	36,127,670
Beginning of period	—
End of period	$36,127,670

*Commencement of operations

Philotimo Focused Growth and Income Fund

Financial HighlightsSelected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	August 20, 2021** through September 30, 2021 (unaudited)
Net asset value, beginning of period	$10.00
Investment activities
Net investment income (loss)(1)	—	(A)
Net realized and unrealized gain (loss) on investments	0.02
Total from investment activities	0.02
Net asset value, end of period	$10.02
Total Return*	0.20%
Ratios/Supplemental Data
Ratio to average net assets****
Expenses, gross	1.49%
Expenses, net	1.49%
Net investment income (loss)	0.14%
Portfolio turnover rate***	26.72%
Net assets, end of period (000’s)	$36,128

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(A)Less than $0.01 per share

*Total return is for the period indicated and has not been annualized.

**Commencement of Operations

***Portfolio turnover rate is for the period and not annualized.

****Annualized

SEMI-ANNUAL REPORT

Philotimo Focused Growth and Income Fund

Notes to Financial StatementsSeptember 30, 2021 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Philotimo Focused Growth and Income Fund (the “Fund”) is a non-diversified series of the World Funds Trust (“WFT” or “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management company. The Trust was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund commenced operations on August 20, 2021.

The Fund’s investment objective is to seek current income and long-term growth.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund’s securities are valued at fair value prices. Investments in securities traded on national securities exchanges are valued at the last reported sale price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Trust’s Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”) and the value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

Philotimo Focused Growth and Income Fund

Notes to Financial Statements - continuedSeptember 30, 2021 (unaudited)

SEMI-ANNUAL REPORT

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2021:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Corporate Bonds	$—	$719,793	$—	$719,793
Common Stocks	26,552,047	—	—	26,552,047
Money Market Funds	9,916,428	—	—	9,916,428
	$36,468,475	$719,793	$—	$37,188,268

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and industry.

SEMI-ANNUAL REPORT

Philotimo Focused Growth and Income Fund

Notes to Financial Statements - continuedSeptember 30, 2021 (unaudited)

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined generally on a specific identification basis. Distributions from underlying registered investment companies are recorded on the ex-date and reflected as dividend income on the Statement of Operations unless designated as long-term capital gain. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required. The Fund identifies its major tax jurisdiction as U. S. Federal.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of

Philotimo Focused Growth and Income Fund

Notes to Financial Statements - continuedSeptember 30, 2021 (unaudited)

SEMI-ANNUAL REPORT

any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the period ended September 30, 2021.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. As of September 30, 2021, there were no such reclassifications.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to the Investment Advisory Agreement (“Agreement”), Kanen Wealth Management, LLC (“Kanen”) provides investment advisory services for an annual fee of 1.00% of average daily net assets.

For the period ended September 30, 2021, Kanen earned $35,204 in investment management fees.

Kanen has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of interest, fees pursuant to a shareholder services plan, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) do not exceed 1.50% of the average daily net assets of the Fund. Kanen may not terminate this expense limitation agreement prior to May 1, 2022. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

The Fund has adopted a shareholder services plan. Under the shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who

SEMI-ANNUAL REPORT

Philotimo Focused Growth and Income Fund

Notes to Financial Statements - continuedSeptember 30, 2021 (unaudited)

are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in the Fund; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or their service providers; (vii) providing sub-accounting with respect to Fund shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

For the period ended September 30, 2021, the following fees were incurred:

Type of Plan	Fees Incurred
Shareholder Services	2,325

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the period ended September 30, 2021, CFS received the following fees paid by the Fund to CFS:

Administration	Transfer Agent	Accounting
$3,782	$1,180	$1,448

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. Tina H. Bloom is Assistant Secretary of the Trust and Partner of Practus LLP. Officers and/or directors of CFS, Mr. Lively and Ms. Bloom receive no special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term investments for the period ended September 30, 2021 were as follows:

Purchases	Sales
$29,383,562	$3,355,030

The costs of in-kind purchases for the period August 20, 2021 through September 30, 2021 were $625,668.

Philotimo Focused Growth and Income Fund

Notes to Financial Statements - continuedSeptember 30, 2021 (unaudited)

SEMI-ANNUAL REPORT

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distribution classifications may differ from the Statement of Changes in Net Assets as a result of the treatment of short capital gains as ordinary income for tax purposes.

There were no distributions paid during the period ended September 30, 2021.

As of September 30, 2021, the components of distributable earnings on a tax basis were as follows:

Period ended September 30, 2021 (unaudited)
Accumulated undistributed net investment income (loss)	$(4,915)
Accumulated net realized gain (loss)	440,817
Net unrealized appreciation (depreciation) on investments	176,823
$612,725

Cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation
$37,011,445	$1,216,391	$(1,039,567)	$176,823

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

Period ended September 30, 2021 (unaudited)
Shares sold	3,643,116
Shares reinvested	—
Shares redeemed	(37,364)
Net increase (decrease)	3,605,752

SEMI-ANNUAL REPORT

Philotimo Focused Growth and Income Fund

Notes to Financial Statements - continuedSeptember 30, 2021 (unaudited)

NOTE 6 – SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of September 30, 2021, the Fund had 22.18% of the value of its net assets invested in securities within the Specialty Retail sector.

NOTE 7 – RECENT MARKET EVENTS

In early 2020, an outbreak of the novel strain of coronavirus (“COVID-19”) emerged globally. As a result, there have been mandates from federal, state and local authorities resulting in an overall decline in economic activity. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SEMI-ANNUAL REPORT

WORLD FUNDS Trust (the “Trust”)

Supplemental Information (unaudited)

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 will be available on or through the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov.

Approval of Investment Advisory Agreement

At a meeting held on February 18, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of World Funds Trust (the “Trust”) considered the approval of the proposed Investment Advisory Agreement (the “KWM Advisory Agreement”) between the Trust and Kanen Wealth Management (“KWM”) with respect to the Philotimo Focused Growth and Income Fund (the “Philotimo Fund”). The Board discussed the arrangements between KWM and the Trust with respect to the Philotimo Fund.  The Board reflected on its discussions regarding the KWM Advisory Agreement and the manner in which the Philotimo Fund was to be managed with representatives of KWM earlier in the Meeting. The Trustees reviewed the materials provided to them prior to the Meeting and reviewed by counsel to the Trust (“Counsel”), which included, among other things, a memorandum from Counsel addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the proposed KWM Advisory Agreement, a letter from Counsel to KWM and KWM’s responses to that letter, financial information for KWM, a copy of the KWM’s Form ADV, and a fee comparison analysis for the Philotimo Fund and comparable mutual funds.

In deciding whether to approve the KWM Advisory Agreement, the Trustees considered numerous factors, including:

1.The nature, extent, and quality of the services to be provided by KWM.

In this regard, the Board considered the responsibilities of KWM under the KWM Advisory Agreement. The Board reviewed the services to be provided by KWM to the Philotimo Fund including, without limitation, the process for formulating

SEMI-ANNUAL REPORT

WORLD FUNDS Trust (the “Trust”)

Supplemental Information (unaudited)

investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; the coordination of services for the Fund among the service providers, and the efforts of KWM to promote the Fund and grow assets. The Board considered: KWM’s staffing, personnel, and methods of operating; the education and experience of its personnel; and its compliance programs, policies and procedures. After reviewing the foregoing and further information from KWM, the Board concluded that the quality, extent, and nature of the services to be provided by KWM was satisfactory and adequate for the Philotimo Fund.

2.Investment Performance of the Philotimo Fund and KWM.

The Board noted that the Philotimo Fund had not yet commenced operations in the Trust. The Trustees considered that KWM was the general partner of a private fund focused primarily on undervalued small-capitalization equities similar to the equity portion of the Philotimo Fund and the Trustees reviewed the 2016-2020 performance of such private fund.

3.The costs of services to be provided and profits to be realized by KWM from the relationship with the Philotimo Fund.

In this regard, the Board considered: the financial condition of KWM and the level of commitment to the Philotimo Fund by KWM; the projected profitability of the Fund; and the proposed expenses of the Fund, including the nature and frequency of advisory fee payments. The Board also considered potential benefits for KWM in managing the Philotimo Fund. The Board compared the fees and expenses of the Philotimo Fund (including the advisory fee) to other funds comparable to it in terms of the type of fund, the style of investment management, the size of fund and the nature of the investment strategy and markets invested in, among other factors. The Board noted that KWM contractually agreed to limit the Philotimo Fund’s annual operating expenses to 1.50% of average daily net assets for at least the Fund’s first year of operations. The Trustees considered that this expense ratio was in line with the median net expense ratio of the peer group of funds selected by Broadridge from Morningstar’s Tactical Allocation category but higher than the median net expense ratio of category overall. The Board also noted that the Philotimo Fund’s advisory fee payable to KWM under the KWM Advisory Agreement was equal to the median of its peer group. The Trustees also considered that KWM receives a fee of 2% of assets plus 20% of profits from the private fund it manages. The Board noted the fee paid to KWM by the separately managed accounts it advises but considered that such accounts receive customized strategies, advice and personal service from the Philotimo Fund’s portfolio manager, which is above and beyond the service or

SEMI-ANNUAL REPORT

WORLD FUNDS Trust (the “Trust”)

Supplemental Information (unaudited)

interaction expected by or typically provided to Fund shareholders. The Board determined that the advisory fees were within an acceptable range in light of the services to be rendered by KWM. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the projected profitability and fees to be paid to KWM were fair and reasonable.

4.The extent to which economies of scale would be realized as the Philotimo Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.

In this regard, the Board considered the Philotimo Fund’s fee arrangements with KWM. The Board noted that the advisory fee would stay the same as asset levels increased, although it noted that KWM had entered into an expense limitation arrangement pursuant to which it essentially agreed to cap the Philotimo Fund’s expenses at 1.50% excluding certain expenses. Following further discussion of the Philotimo Fund’s projected asset levels and expectations for growth, including those assets from discretionary assets managed by KWM that are expected to be invested in the Fund, the Board determined that the Fund’s fee arrangements with KWM were fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by KWM.

5.Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Philotimo Fund; the basis of decisions to buy or sell securities for the Fund; the method for bunching of portfolio securities transactions; the substance and administration of KWM’s Code of Ethics and other relevant policies described in KWM’s Form ADV. The Board considered that KWM indicated that rolling discretionary assets managed by KWM into the Philotimo Fund will result in some operating efficiencies at KWM. Following further consideration and discussion, the Board indicated that KWM’s standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by KWM from managing the Philotimo Fund were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the KWM Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and the KWM Advisory Agreement was approved.

SEMI-ANNUAL REPORT

Philotimo Focused Growth and Income Fund

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, August 20, 2021 and held for the period ended September 30, 2021.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six months” to estimate the expenses you paid on your account during this six months.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six months. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transactional costs, such as sales charges (loads) or deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT

Philotimo Focused Growth and Income Fund

Fund Expenses (unaudited) - continued

	Beginning Account Value***	Ending Account Value (9/30/21)	Annualized Expense Ratio	Expenses Paid During Period Ended* (9/30/21)
Actual	$1,000.00	$1,002.00	1.49%	$1.68
Hypothetical**	$1,000.00	$1,017.55	1.49%	$7.54

*Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 41 days and 183 days for the Hypothetical in the most recent fiscal half year divided by 365 days in the current year.

**5% return before expenses

***Beginning account values are as follows

Actual	8/20/2021
Hypothetical	4/1/2021

SEMI-ANNUAL REPORT

WORLD FUNDS Trust (the “Trust”)

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this semi-annual report.

Investment Advisor:

Kanen Wealth Management, LLC
5850 Coral Ridge Drive, Suite 309
Coral Springs, Florida 33076

Distributor:

Foreside Distributors, LLC
Three Canal Plaza
Portland, Maine 04101

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer
Date: December 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer
Date: December 7, 2021

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald
Principal Financial Officer
Date: December 7, 2021

* Print the name and title of each signing officer under his or her signature.